Cover	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	GITLAB INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40895
Entity Tax Identification Number	47-1861035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0000025 per share
Trading Symbol	GTLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001653482
Amendment Flag	false
Current Fiscal Year End Date	--01-31